WEBSITE ACQUISITION AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2018
Website Acquisition And Intangible Assets
Schedule of intangible assets
	2018	2017
Website Acquisition Assets	$1,116,846	$1,166,846
Less: accumulated amortization	(802,709)	(666,101)
Less: accumulated impairment loss	(200,396)	(200,396)
Website Acquisition Assets, net	$113,741	$300,349

	Useful Lives	2018	2017
Tradename	5 years	$32,000	$150,000
Customer relationships	5 years	187,000	250,000
Non-compete agreements	5-8 years	78,000	192,000
Total Intangible Assets		297,000	592,000
Less: accumulated amortization		(75,883)	(22,666)
Intangible assets, net		$221,117	$569,334